Stockholders' Equity - Additional Information (Details)				1 Months Ended						3 Months Ended		12 Months Ended
	Dec. 29, 2022 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Nov. 03, 2022 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 23, 2023 $ / shares	Mar. 01, 2022 shares
Stockholders' Equity (Details) [Line Items]
Preference shares, shares authorized					10,000,000	10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued					0	0				0		0	0
Preferred Stock, Shares Outstanding					0	0				0		0	0
Common stock, shares authorized					60,000,000	60,000,000				60,000,000		60,000,000	60,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.6	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.6
Share price per units (in Dollars per share) | $ / shares						10			$ 10			10
Purchase price, per share | $ / shares						5.18
Shares Issued, Price Per Share | $ / shares		$ 4.98					$ 4.98
Warrant redemption price per share | $ / shares						0.01						0.01
Last sale price of Common Stock | $ / shares						$ 18						$ 18
Proceeds from related party loan | $										$ 250,000	$ 0	$ 523,640	$ 1,500,000
Common stock, shares issued					22,126,011	21,713,248		63,856		22,126,011		21,713,248	17,162,742
Common stock, shares outstanding					20,195,510	19,782,747				20,195,510		19,782,747	17,162,742		8,283,613
Aggregate gross proceeds | $								$ 1,200,000				$ 5,177,163	$ 0
Share price (in Dollars per share) | $ / shares	$ 10.115					$ 10.115						$ 10.115
Stock repurchased and retired during period, shares	375,939											375,939
Stock repurchased during period, shares	375,939											375,939
Escrow deposit | $	$ 4,551,750					$ 4,551,750						$ 4,551,750
Escrow deposit disbursements related to property acquisition | $	749,127											$ 749,127
Common stock convertible exchange ratio					0.020719	0.020719		0.020719		0.020719		0.020719
Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.6										$ 0.6
Common Stock Shares Forfeiture				1,930,501
Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common stock, shares							2,500,000
Share price (in Dollars per share) | $ / shares		11.5					$ 11.5
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common stock, shares							2,875,000
Share price (in Dollars per share) | $ / shares		11.5					$ 11.5
Bridge Loan PIPE Subscription Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate gross proceeds | $							$ 3,025,000.000
Share price (in Dollars per share) | $ / shares		$ 0.01					$ 0.01
Key Company Stockholder Forward Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares									$ 10
Aggregate amount (in Dollars) | $									$ 10,000,000
Purchase price, per share | $ / shares												$ 5.18
Issuance of common stock, shares						1,930,501						1,930,501
Number of business days to repurchase shares from the closing of the Business Combination									180 days
Principal amount | $						$ 10,000,000						$ 10,000,000
White Lion Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common stock, shares		50,200			50,200		50,200
Weighted average price of common stock										98.00%		98.00%
Aggregate price of purchase notice shares										50,000,000		50,000,000
Shares Issued, Price Per Share | $ / shares		$ 4.98					$ 4.98
Additional commitment Value | $					$ 250,000
Common stock, shares issued					412,763					412,763
Aggregate gross purchase price | $			$ 100,000,000
Initial commitment shares					500,000	500,000				500,000		500,000
Aggregate purchase amount of shares | $					$ 100,000
Additional commitment shares										250,000		250,000
White Lion Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common stock, shares					50,200
Additional commitment Value | $					$ 250,000
Common stock, shares issued					412,763					412,763
Aggregate purchase amount of shares | $					$ 100,000
White Lion Purchase Agreement [Member] | Tranches A [Member]
Stockholders' Equity (Details) [Line Items]
Additional commitment shares										250,000		250,000
White Lion Purchase Agreement [Member] | Tranches B [Member]
Stockholders' Equity (Details) [Line Items]
Additional commitment shares										250,000		250,000
Additional PIPE Subscription Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares						$ 10						$ 10
Issuance of shares to PIPE Subscribers, shares						50,000
Warrant [Member] | Additional PIPE Subscription Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Share price (in Dollars per share) | $ / shares						$ 0.01						$ 0.01
Issuance of shares to PIPE Subscribers, shares						46,500
PIPE Financing Warrants [Member] | Bridge Loan PIPE Subscription Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of shares to PIPE Subscribers, shares							281,325
PIPE Shares [Member] | Bridge Loan PIPE Subscription Agreements [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of shares to PIPE Subscribers, shares							302,500
Investor [Member]
Stockholders' Equity (Details) [Line Items]
Escrow deposit disbursements related to property acquisition | $	$ 3,802,623											$ 3,802,623
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Exercise of investor's right to sell shares of common stock	450,000											450,000
Maximum [Member] | White Lion Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Purchase price percentage										150.00%		150.00%
Weighted average price of common stock					90.00%					97.00%		97.00%
Maximum [Member] | White Lion Purchase Agreement [Member] | Tranches A [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares | $										$ 5,000,000		$ 5,000,000
Maximum [Member] | White Lion Purchase Agreement [Member] | Tranches B [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares | $										$ 10,000,000		$ 10,000,000
Minimum [Member] | White Lion Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Purchase price percentage					200.00%					40.00%		40.00%
Weighted average price of common stock										94.50%		94.50%
Aggregate purchase amount of shares | $					$ 1,000,000
Percentage of daily volume-weighted average price of common stock					85.00%
Minimum [Member] | White Lion Purchase Agreement [Member] | Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares | $					$ 1,000,000
Minimum [Member] | White Lion Purchase Agreement [Member] | Tranches A [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares | $										$ 1,000,000		$ 1,000,000
Minimum [Member] | White Lion Purchase Agreement [Member] | Tranches B [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate purchase amount of shares | $										$ 2,000,000		$ 2,000,000
Founder Shares [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding					8,283,613	8,283,613				8,283,613		8,283,613
Founder Shares [Member] | Subsequent Event [Member]
Stockholders' Equity (Details) [Line Items]
Proceeds from related party loan | $				$ 2,031,034
Common Stock Shares Forfeiture				1,930,501